CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 16,847	$ (232,010)	$ (135,241)
Foreign currency translation	10,959	203,227	39,400
Reclassification of realized foreign currency translation gain on divestitures	(4,629)	(42,122)	(12,065)
Unrealized gain on net investment hedge, net of tax of $nil (2010 - $nil; 2009 - $(3,688))	0	2,400	19,957
Realized gain on net investment hedge due to divestitures, net of tax of $nil (2010 - $16,271; 2009 - $nil)	0	(130,367)	0
Unrealized gain on available-for-sale assets, net of tax of $(82) (2010 - $(123); 2009 - $nil)	1	485	0
Reclassification of realized gain on available-for-sale assets, net of tax of $180 (2010 - $nil; 2009 - $nil)	(1,512)	0	0
Reclassification of realized loss on derivatives designated as cash flow hedges, net of tax of $nil (2010 - $nil; 2009 - $(2,318))	0	0	4,727
Unrealized gain on derivatives designated as cash flow hedges, net of tax of $(14) (2010 - $nil; 2009 - $(586))	41	0	1,432
Pension liability adjustments, net of tax of $1,544 (2010 - $2,532; 2009 - $5,580)	(4,129)	(11,869)	(13,300)
Other	0	34	(5,261)
Other comprehensive income	731	21,788	34,890
Comprehensive income (loss)	$ 17,578	$ (210,222)	$ (100,351)